Management of Capital (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity	$ 4,772.5	$ 2,201.6	$ 2,636.1
Total
Equity	$ 4,760.7	$ 2,195.5	$ 2,631.6